Stock Options and Restricted Shares - Schedule of Stock Option Activity (Details) - $ / shares		12 Months Ended
	Apr. 01, 2023	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock options, Outstanding beginning balance	225,000			225,000
Weighted average exercise price, Outstanding beginning balance	$ 1.97		$ 1.97	$ 1.97
Weighted average remaining contractual life (years), Outstanding beginning balance	1 year 4 months 9 days			4 months 9 days
Number of stock options, Exercised				(30,000)
Weighted average exercise price, Exercised
Number of stock options, Expired			(195,000)
Weighted average exercise price, Expired
Number of stock options, Cancelled
Weighted average exercise price, Cancelled
Number of stock options, Outstanding ending balance				195,000
Weighted average exercise price, Outstanding ending balance				$ 1.97
Weighted average remaining contractual life (years), Outstanding ending balance	1 year 4 months 9 days			4 months 9 days
Number of stock options, Outstanding and Exercisable
Weighted average exercise price, Outstanding and Exercisable
Weighted average remaining contractual life (years), Outstanding and Exercisable